Warrants (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrants Issued To Purchase Common Stock		10,928
Warrant [Member]
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Expiration Period	expire from 2015 through 2025	expire from 2015 through 2018